Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2024 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Adjustable Rate Mortgages (0.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$82	1 yr. RFUCC Treasury + 1.74%	5.983%	11/01/36	$83,647
125	1 yr. RFUCC Treasury + 1.91%	6.155	10/01/36	127,214
	Total Agency Adjustable Rate Mortgages (Cost $ 219,599)			210,861
	Agency Bond - Finance (U.S. Government Guaranteed) (0.2%)
511	Washington Aircraft 1 Co., DAC (Ireland) (Cost $510,947)	2.637	09/15/26	489,958
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.2%)
515	Petroleos Mexicanos (Mexico) (Cost $515,000)	2.46	12/15/25	488,571
	Agency Fixed Rate Mortgages (64.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:

81		3.00	12/01/49	69,929
	Gold Pools:
26		3.50	04/01/49	23,334
109		6.50	03/01/29 - 09/01/32	111,569
82		7.50	05/01/35	86,318
47		8.00	08/01/32	47,984
58		8.50	08/01/31	60,935
	Federal National Mortgage Association,
	April TBA
9,700	(a)	2.50	04/01/54	8,021,067
17,850	(a)	3.00	04/01/54	15,366,340
11,500	(a)	3.50	04/01/54	10,292,950
9,800	(a)	4.00	04/01/54	9,078,015
11,600	(a)	4.50	04/01/54	11,049,454
22,550	(a)	5.00	04/01/54	22,016,199
23,050	(a)	5.50	04/01/54	22,946,455
	Conventional Pools:
328		2.50	02/01/50	276,333
345		3.00	05/01/49 - 11/01/49	295,983
252		3.50	01/01/48 - 07/01/49	224,546
161		4.50	01/01/25 - 09/01/48	153,285
34		5.00	01/01/41	34,023
328		5.071	03/01/38	323,513
89		5.50	09/01/35	91,059

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2024 (unaudited) continued

Principal Amount (000)			Coupon Rate		Maturity Date	Value
$1,137			6.00%		07/01/53	$1,157,066
15			6.50		06/01/29 - 02/01/33	15,612
1			7.00		05/01/31	584
130			7.50		08/01/37	136,843
98			8.00		04/01/33	100,945
110			8.50		10/01/32	115,917
		Government National Mortgage Association,
		April TBA
1,100		(a)	3.50		04/20/54	1,001,216
1,600		(a)	4.00		04/20/54	1,497,880
4,500		(a)	5.50		04/20/54	4,498,757
		Various Pools:
851			3.50		08/20/45 - 07/20/46	781,094
427			4.00		07/15/44	405,824
23			4.50		04/20/49	22,380
283			5.00		01/20/40 - 12/20/48	282,183
31			5.125		11/20/37	30,699
212			5.25		04/20/36 - 09/20/39	213,317
464			5.375		02/20/36 - 08/20/40	469,669
2,972			5.50		06/20/53	2,979,044
10,410			6.00		06/15/28 - 07/20/53	10,574,315
6,452			6.50		06/20/53 - 07/20/53	6,639,003
28			7.00		03/20/26 - 07/20/29	29,095
57			8.00		05/15/26 - 08/15/31	59,786
9			8.50		07/15/30	9,625
—	@		9.00		07/15/24 - 02/15/25	318
		Total Agency Fixed Rate Mortgages (Cost $132,580,638)				131,590,463
		Collateralized Mortgage Obligations - Agency Collateral Series (69.0%)
		Federal Home Loan Mortgage Corporation,
		IO REMIC
1,461		5.89% - SOFR30A	0.567	(b)	11/15/43	101,692
		REMIC
1,000			6.00		08/25/53	1,013,335
4,100			6.25		01/25/54	4,100,950
2,568			6.50		11/25/53	2,726,609
		Federal National Mortgage Association,
		IO REMIC
583		6.44% - SOFR30A	1.115	(b)	08/25/41	9,743
		REMIC

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2024 (unaudited) continued

Principal Amount (000)		Coupon Rate		Maturity Date	Value
$2,371		0.00	(c)%	11/25/53	$1,920,695
3,860		6.00		03/25/54	3,848,914
4,456		6.25		08/25/53	4,719,164
	Government National Mortgage Association,
94,309		6.00		05/20/53 - 09/20/53	96,076,229
10,103		6.50		11/20/53	10,599,139
	IO REMIC
215		5.00		02/16/41	41,714
	REMIC
2,407	22.55% - SOFR30A	2.723	(b)	07/20/53	2,309,032
2,220	21.45% - SOFR30A	5.492	(b)	10/20/53	2,310,482
11,000		6.00		11/20/53 - 01/20/54	11,241,007
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $140,686,035)				141,018,705
	Commercial Mortgage-Backed Securities (0.8%)
6,521	BANK 2019-BNK21, IO	0.837	(d)	10/17/52	231,111
	Citigroup Commercial Mortgage Trust,
	IO
4,699		0.708	(d)	11/10/48	38,666
12,473		0.868		09/10/58	108,366
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
	IO
31,499		0.322	(d)	11/25/27	323,365
24,093		0.326		04/25/32	562,100
	GS Mortgage Securities Trust,
	IO
462		0.793	(d)	04/10/47	251
12,921		1.193	(d)	10/10/48	172,220
7,289	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.57	(d)	12/15/49	83,525
684	WFRBS Commercial Mortgage Trust, IO	0.00	(d)	08/15/46	1
	Total Commercial Mortgage-Backed Securities (Cost $1,600,352)				1,519,605
	Mortgages - Other (10.7%)
	Cascade Funding Mortgage Trust
945	(e)	2.969	(d)	07/25/57	420,938
403	(e)	4.00	(d)	10/25/68	398,574

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2024 (unaudited) continued

Principal Amount (000)		Coupon Rate		Maturity Date	Value
	FARM Mortgage Trust
$956	(e)	3.034	(d)%	03/25/52	$685,112
750	(e)	3.241	(d)	07/25/51	551,026
2,000	(e)(f)	5.122	(d)	10/01/53	1,625,105
8,524	Federal Home Loan Mortgage Corporation, Class MZ	6.00		07/25/53	8,689,085
	Flagstar Mortgage Trust
4,157	(e)	3.486	(d)	08/25/51	3,282,366
1,904	(e)	3.509	(d)	10/25/51	1,505,510
	GS Mortgage-Backed Securities Trust
1,398	(e)	3.184	(d)	01/25/53	806,614
838	(e)	3.423	(d)	10/25/50	500,160
2,878	Seasoned Credit Risk Transfer Trust	3.00		08/25/57 - 05/25/60	2,503,453
1,625	Sequoia Mortgage Trust, Class B4 (e)	2.864	(d)	11/25/51	847,749
	Total Mortgages - Other (Cost $ 21,222,669)				21,815,692
	U.S. Agency Security (3.6%)
6,935	Tennessee Valley Authority (Cost $7,097,077)	5.250		09/15/39	7,276,224
	Short-Term Investments (0.7%)
	U.S. Treasury Security (0.5%)
1,100	U.S. Treasury Bill (g) (Cost $1,080,817)	5.314		8/1/24	1,080,750

Number of Shares (000)
	Investment Company (0.2%)
479	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (h) (Cost $478,524)		478,524
	Total Short-Term Investments (Cost $ 1,559,341)		1,559,274
	Total Investments (Cost $ 305,991,658) (i)(j)(k)	149.7%	305,969,353
	Liabilities in excess of Other Assets	(49.7)	(101,641,002)
	Net Assets	100.0%	$204,328,351

@	Principal amount is less than $500.
(a)	Security is subject to delayed delivery.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2024.

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments ■ March 31, 2024 (unaudited) continued

(c)	Capital appreciation bond.
(d)	Floating or variable rate securities: The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	When-issued security.
(g)	Rate shown is the yield to maturity at March 31, 2024.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by $1,071 relating to the Fund's investment in the Liquidity Fund.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, when-issued security and open futures contracts.
(k)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,142,706 and the aggregate gross unrealized depreciation is $2,651,928, resulting in net unrealized appreciation of $1,490,778.
DAC	Designated Activity Company.
IO	Interest Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
TBA	To Be Announced.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation
Long:
U.S. Treasury 5 yr. Note (United States)	434	Jun-24	$43,400	$46,444,781	$132,520
U.S. Treasury 10 yr. Note (United States)	954	Jun-24	95,400	105,700,219	655,875
U.S. Treasury 10 yr. Ultra Note (United States)	773	Jun-24	77,300	88,593,047	724,688
					$1,513,083

Portfolio Composition as of 03/31/24	Percentage of Total Investments
Collateralized Mortgage Obligations - Agency Collateral Series	46.1%
Agency Fixed Rate Mortgages	43.0
Mortgages - Other	7.1
U.S. Agency Security	2.4
Commercial Mortgage-Backed Securities	0.5
Short-Term Investments	0.5
Agency Bond - Finance (U.S. Government Guaranteed)	0.2
Agency Adjustable Rate Mortgages	0.1
Agency Bond - Sovereign (U.S. Government Guaranteed)	0.1
Total Investments	100.0	%*

*	Does not include open futures contracts with a value of $240,738,047 and total unrealized appreciation of $1,513,083.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2024 (unaudited)

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2024 (unaudited) continued

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to the Portfolio of Investments ■ March 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$210,861	$—	$210,861
Agency Bond - Finance (U.S. Government Guaranteed)	—	489,958	—	489,958
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	488,571	—	488,571
Agency Fixed Rate Mortgages	—	131,590,463	—	131,590,463
Collateralized Mortgage Obligations - Agency Collateral Series	—	141,018,705	—	141,018,705
Commercial Mortgage-Backed Securities	—	1,519,605	—	1,519,605
Mortgages - Other	—	21,815,692	—	21,815,692
U.S. Agency Security	—	7,276,224	—	7,276,224
Total Fixed Income Securities	—	304,410,079	—	304,410,079
Short-Term Investments
U.S. Treasury Security	—	1,080,750	—	1,080,750
Investment Company	478,524	—	—	478,524
Total Short-Term Investments	478,524	1,080,750	—	1,559,274
Futures Contracts	1,513,083	—	—	1,513,083
Total Assets	$1,991,607	$305,490,829	$—	$307,482,436

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.